UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2007
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            11/13/2007
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        115

Form 13f Information Table Value Total:                   35757087
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103  1088914 24300700 SH       Sole                 20070700           4230000
                                                            655436 14627000 SH       Defined 01           14627000
                                                              1120    25000 SH       Other                   25000
CEMEX S.A.B. de C.V. ADR       COM              151290889  1111564 37151207 SH       Sole                 32900791           4250416
                                                            734297 24542000 SH       Defined 01           24542000
                                                               793    26491 SH       Other                   26491
Chesapeake Energy Corporation  COM              165167107  1119472 31749059 SH       Sole                 27500059           4249000
                                                            629610 17856200 SH       Defined 01           17856200
                                                               917    26000 SH       Other                   26000
Comcast Corporation Cl A       COM              20030N101    11425   472500 SH       Sole                   195000            277500
Comcast Corporation Spl Cl A   COM              20030N200   253910 10597276 SH       Sole                  9357944           1239332
                                                            232208  9691531 SH       Defined 01            9691531
                                                               305    12750 SH       Other                   12750
Del Monte  Foods Company       COM              24522P103     2154   205150 SH       Sole                                     205150
                                                            138325 13173806 SH       Defined 01           13173806
Dell Inc.                      COM              24702R101  2091777 75789011 SH       Sole                 66441733           9347278
                                                           1495383 54180530 SH       Defined 01           54180530
                                                              1684    61000 SH       Other                   61000
Dillard's, Inc.                COM              254067101     1258    57609 SH       Sole                                      57609
                                                            106558  4881281 SH       Defined 01            4881281
DIRECTV Group, Inc.            COM              25459L106  1307359 53845118 SH       Sole                 46703917           7141201
                                                            553849 22810900 SH       Defined 01           22810900
                                                               780    32108 SH       Other                   32108
Discovery Holding Company      COM              25468Y107   235628  8167363 SH       Sole                  7419063            748300
                                                            313978 10883124 SH       Defined 01           10883124
                                                               176     6100 SH       Other                    6100
EBay Inc.                      COM              278642103   849459 21769834 SH       Sole                 19510458           2259376
                                                            659050 16890050 SH       Defined 01           16890050
                                                               702    18000 SH       Other                   18000
EnCana Corporation             COM              292505104   102733  1661000 SH       Sole                  1661000
                                                            201940  3265000 SH       Defined 01            3265000
Everest Re Group, Ltd.         COM              G3223R108   233797  2120800 SH       Sole                  2014900            105900
                                                            163618  1484200 SH       Defined 01            1484200
Fair Isaac Corporation         COM              303250104     1843    51050 SH       Sole                                      51050
                                                            132181  3660500 SH       Defined 01            3660500
FedEx Corporation              COM              31428X106   382614  3652638 SH       Sole                  2933638            719000
                                                            418853  3998600 SH       Defined 01            3998600
                                                               684     6533 SH       Other                    6533
First Horizon National Corpora COM              320517105      640    24000 SH       Sole                    24000
General Motors Corporation     COM              370442105  1000967 27274300 SH       Sole                 23378600           3895700
                                                            522608 14240000 SH       Defined 01           14240000
                                                               771    21000 SH       Other                   21000
Hilb Rogal & Hobbs Company     COM              431294107     3163    73000 SH       Sole                                      73000
                                                            152799  3526400 SH       Defined 01            3526400
IDT Corporation                COM              448947101       50     6300 SH       Sole                                       6300
                                                              3634   459400 SH       Defined 01             459400
IDT Corporation Cl B           COM              448947309     1310   156550 SH       Sole                                     156550
                                                             84816 10133310 SH       Defined 01           10133310
IHOP Corp.                     COM              449623107    24471   386400 SH       Sole                   287000             99400
                                                            188603  2978100 SH       Defined 01            2978100
Ingersoll-Rand Company Limited COM              G4776G101   285986  5250332 SH       Sole                  4903332            347000
                                                            214122  3931000 SH       Defined 01            3931000
Level 3 Communications, Inc.   COM              52729N100   808945 173966647 SH      Sole                149210000          24756647
                                                            937783 201673756 SH      Defined 01          201673756
                                                               130    28000 SH       Other                   28000
Liberty Media Corporation Capi COM              53071M302  1300982 10422027 SH       Sole                  9285927           1136100
                                                            779002  6240500 SH       Defined 01            6240500
                                                               967     7750 SH       Other                    7750
Liberty Media Corporation Inte COM              53071M104   977500 50884938 SH       Sole                 44449938           6435000
                                                            523110 27231151 SH       Defined 01           27231151
                                                               716    37250 SH       Other                   37250
Markel Corporation             COM              570535104      629     1300 SH       Sole                                       1300
                                                             36143    74676 SH       Defined 01              74676
Odyssey Re Holdings Corp.      COM              67612W108    61231  1650000 SH       Sole                  1055000            595000
                                                             31313   843800 SH       Defined 01             843800
Office Depot, Inc.             COM              676220106    27528  1335005 SH       Sole                  1197227            137778
                                                            267676 12981359 SH       Defined 01           12981359
Pioneer Natural Resources Comp COM              723787107   505479 11237857 SH       Sole                  8843357           2394500
                                                            575236 12788700 SH       Defined 01           12788700
                                                               720    16000 SH       Other                   16000
Potlatch Corporation           COM              737630103     2546    56545 SH       Sole                                      56545
                                                            166702  3702022 SH       Defined 01            3702022
Royal Philips Electronics ADR  COM              500472303   885859 19712028 SH       Sole                 16889428           2822600
                                                            203553  4529434 SH       Defined 01            4529434
                                                               899    20000 SH       Other                   20000
Ruddick Corporation            COM              781258108     1570    46800 SH       Sole                                      46800
                                                            161780  4823500 SH       Defined 01            4823500
Service Corporation Internatio COM              817565104     3394   263100 SH       Sole                                     263100
                                                            215680 16719400 SH       Defined 01           16719400
SK Telecom Co. Ltd. ADR        COM              78440P108   280902  9457974 SH       Sole                  8842974            615000
                                                            138313  4657000 SH       Defined 01            4657000
Sprint Nextel Corporation      COM              852061100   502234 26433348 SH       Sole                 23266248           3167100
                                                            305867 16098239 SH       Defined 01           16098239
                                                               361    19000 SH       Other                   19000
Sun Microsystems, Inc.         COM              866810104   100091 17809700 SH       Sole                 15505400           2304300
                                                            595720 105999986 SH      Defined 01          105999986
                                                                 6     1000 SH       Other                    1000
Symantec Corporation           COM              871503108   447108 23070575 SH       Sole                 19519575           3551000
                                                            180579  9317800 SH       Defined 01            9317800
                                                               795    41000 SH       Other                   41000
Telephone and Data Systems, In COM              879433100   130683  1957800 SH       Sole                  1653000            304800
                                                            102181  1530800 SH       Defined 01            1530800
                                                               400     6000 SH       Other                    6000
Telephone and Data Systems, In COM              879433860   709568 11444647 SH       Sole                  9229510           2215137
                                                            351304  5666200 SH       Defined 01            5666200
                                                               372     6000 SH       Other                    6000
Texas Industries, Inc.         COM              882491103     3658    46600 SH       Sole                                      46600
                                                            254717  3244800 SH       Defined 01            3244800
The Washington Post Company    COM              939640108     9225    11491 SH       Sole                     6205              5286
                                                            282720   352167 SH       Defined 01             352167
UBS AG (new)                   COM              H89231338   290905  5463000 SH       Sole                  5383000             80000
                                                             72260  1357000 SH       Defined 01            1357000
Walt Disney Company            COM              254687106  1166486 33919334 SH       Sole                 28849834           5069500
                                                            532694 15489800 SH       Defined 01           15489800
                                                               997    29000 SH       Other                   29000
Wendy's International, Inc.    COM              950590109   127903  3663800 SH       Defined 01            3663800
Willis Group Holdings Limited  COM              G96655108   206399  5041500 SH       Sole                  4886500            155000
                                                            249693  6099000 SH       Defined 01            6099000
Worthington Industries, Inc.   COM              981811102     2431   103167 SH       Sole                                     103167
                                                            164598  6986314 SH       Defined 01            6986314
Yum! Brands, Inc.              COM              988498101   681318 20139452 SH       Sole                 17285128           2854324
                                                            771020 22791000 SH       Defined 01           22791000
                                                               947    28000 SH       Other                   28000
Fairfax Financial Holdings Lim COM              303901102   456944  1872280 SH       Sole                  1673280            199000
                                                            438327  1796000 SH       Defined 01            1796000